Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
Schedule of Related Parties and Relationship	Names of related parties and relationship
Name	Relationship
Ad Hu Tung Co., Ltd. (“Ad Hu”)	Other related parties
AccuHit AI Technology Taiwan Co., Ltd. (“AccuHit”)	Shareholder
Yi Chuan-Lin	Shareholder
Tzu-Wei Chung	Chairman of the Company
Yu-Ling Yang	Key management
Hsiu Ling-Hsu	Key management

Schedule of Service Costs	Service costs
	Six months ended June 30
	2024	2025
Ad Hu	$167,856	$134,854
AccuHit	5,542	339
	$173,398	$135,193

Schedule of Payables to Related Parties	Payables to related parties:
	December 31, 2024	June 30, 2025
Accounts payable:
Ad Hu	$576	$—
AccuHit	346	—
	$922	—

Schedule of Loans from Related Parties	Loans from related parties
	December 31, 2024	June 30, 2025
Outstanding balance
Yi Chuan-Lin	$400,000	$400,000
Tzu-Wei Chung	304,971	511,945
Yu-Ling Yang	91,491	102,389
Hsiu Ling-Hsu	—	375,427
	$796,462	$1,389,761
Interest expense and other payables – interest payable
Yi Chuan-Lin	$42,193	$58,445
Tzu-Wei Chung	728	—
Yu-Ling Yang	1,887	2,112
	$44,808	$60,557
Other payables — related parties	$841,270	$1,450,318

Schedule of Key Management Personnel Compensation	Key management personnel compensation
	Six months ended June 30
	2024	2025
Salaries and other short-term employee benefits	$461,419	$534,310
Post-employment benefits	4,474	4,823
	$465,893	$539,133